Employee benefit plans	12 Months Ended
Mar. 31, 2025
Employee Benefit Plans [Abstract]
Employee benefit plans
13. Employee benefit plans:
Nomura provides various pension plans and other post-retirement benefits which cover certain eligible employees worldwide. In addition, Nomura provides health care benefits to certain active and retired employees through its Nomura Securities Health Insurance Society (“NSHIS”).
Defined benefit pension plans—
The Company and certain subsidiaries in Japan (“Japanese entities”) have contributory funded benefit pension plans for eligible employees. The benefits are paid as annuity payments subsequent to retirement or as lump-sum
payments at the time of retirement based on a combination of years of service, age at retirement and employee’s choice. The benefits under the plans are calculated based upon position, years of service and reason for retirement. In addition to the plans described above, certain Japanese entities also have unfunded lump-sum
payment plans. Under these plans, employees with at least two years of service are generally entitled to lump-sum
payments upon termination of employment. The benefits under the plans are calculated based upon position, years of service and the reason for retirement. In December 2008, certain contributory funded benefit pension plans and unfunded lump-sum
payment plans were amended and “Cash balance pension plans” were introduced. Participants receive an annual benefit in their cash balance pension plan accounts, which is computed based on compensation of the participants, adjusted for the changes in market interest rate.
In April 2020, certain Japanese entities amended their pension plans. Certain defined benefit pension plans and unfunded lump-sum
payment plans were either closed for additional funding or abolished. Defined contribution pension plans and cash balance pension plans have replaced them for future contributions.
Certain overseas subsidiaries have various local defined benefit plans covering certain employees. Nomura recognized an asset for surplus pension benefits for these plans amounting to ¥5,681 million and ¥5,798 million as of March 31, 2024 and 2025, respectively.
Net periodic benefit cost
The following table presents the components of net periodic benefit cost for defined benefit plans of Japanese entities for the years ended March 31, 2023, 2024 and 2025. Nomura’s measurement date is March 31 for defined benefit plans of Japanese entities.

	Millions of yen
	Year ended March 31
	2023	2024	2025
Service cost	¥6,398	¥6,028	¥5,748
Interest cost	2,432	3,484	4,039
Expected return on plan assets	(5,968)	(5,658)	(5,664)
Amortization of net actuarial losses	3,818	3,021	1,844
Amortization of prior service cost	(1,607)	(1,603)	(441)

Net periodic benefit cost	¥5,073	¥5,272	¥5,526

Prior service cost is amortized on a straight-line basis over the average remaining service period of active participants. Gains and losses in excess of 10% of the greater of the projected benefit obligation or the fair value of plan assets are amortized over the average remaining service period of active participants, which is 13 years.

Benefit obligations and funded status
The following table presents a reconciliation of changes in projected benefit obligation (“PBO”) and the fair value of plan assets, as well as a summary of the funded status of Japanese entities’ plans as of, and for the years ended March 31, 2024 and 2025.

	Millions of yen
	As of or for the year ended March 31
	2024	2025
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	¥265,143	¥245,439
Service cost	6,028	5,748
Interest cost	3,484	4,039
Actuarial gain	(14,049)	(19,012)
Benefits paid	(15,156)	(17,137)
Amendments of pension benefit plans	—	(883)
Acquisition, divestitures and other	(11)	(7)

Projected benefit obligation at end of year	¥245,439	¥218,187

Change in plan assets:
Fair value of plan assets at beginning of year	¥219,462	¥219,869
Actual return on plan assets	10,219	(364)
Employer contributions	848	748
Benefits paid	(10,660)	(11,730)

Fair value of plan assets at end of year	¥219,869	¥208,523

Funded status at end of year	(25,570)	(9,664)

Amounts recognized in the consolidated balance sheets	¥(25,570)	¥(9,664)

The accumulated benefit obligation (“ABO”) was ¥245,439 million and ¥218,187 million as of March 31, 2024 and 2025, respectively.
In April 2020, defined contribution pension plans and cash balance pension plans were adopted for future contributions following the amendments of pension benefit plans. Certain contributory defined benefit pension plans were closed for additional funding and will be managed within the accumulated funds. Unfunded lump-sum
payment plans were abolished and transferred to cash balance plans with the calculated amount of lump-sum
retirement payment as of the amendment date.

The following table presents the PBO, ABO and fair value of plan assets for Japanese entities’ plans with ABO and PBO in excess of plan assets as of March 31, 2024 and 2025.

	Millions of yen
	March 31
	2024	2025
Plans with ABO in excess of plan assets:
PBO	¥45,899	¥45,064
ABO	45,899	45,064
Fair value of plan assets	—	—
Plans with PBO in excess of plan assets:
PBO	¥45,899	¥45,064
ABO	45,899	45,064
Fair value of plan assets	—	—
The following table presents
pre-tax
amounts of Japanese entities’ plans deferred in
Accumulated other comprehensive income (loss)
that have not yet been recognized as components of net periodic benefit cost during the year ended March 31, 2025.

Millions of yen
For the year ended March 31, 2025
Net actuarial loss	¥28,525
Net prior service cost	(5,255)

Total	¥23,270

Pre-tax
amounts of Japanese entities’ plans in
Accumulated other comprehensive income
which are expected to be recognized as components of net periodic benefit cost over the next fiscal year are as follows.

Millions of yen
For the year ending March 31, 2026
Net actuarial loss	¥737
Net prior service cost	(541)

Total	¥196

Assumptions
The following table presents the weighted-average assumptions used to determine projected benefit obligations of Japanese entities’ plans as of March 31, 2024 and 2025.

	March 31
	2024	2025
Discount rate	1.6%	2.3%
Rate of increase in compensation levels	0.5%	0.5%
Interest crediting rate	2.8%	2.9%

The following table presents the weighted-average assumptions used to determine the net periodic benefit cost of Japanese entities’ plans for the year ended March 31, 2023, 2024 and 2025.

	Year ended March 31
	2023	2024	2025
Discount rate	0.8%	1.3%	1.6%
Rate of increase in compensation levels	0.3%	0.4%	0.5%
Expected long-term rate of return on plan assets	2.6%	2.6%	2.6%
Interest crediting rate	2.9%	2.8%	2.8%
Nomura generally determines the discount rates for its defined benefit plans by referencing indices for long-term, high-quality debt securities and ensuring that the discount rate does not exceed the yield reported for those indices after adjustment for the duration of the plans’ liabilities.
Nomura uses the expected long-term rate of return on plan assets to compute the expected return on assets. Nomura’s approach in determining the long-term rate of return on plan assets is primarily based on historical financial market relationships that have existed over time with the presumption that this trend will generally remain constant in the future.
Plan assets
Plan assets are managed with an objective to generate sufficient long-term value in order to enable future pension payouts. While targeting a long-term rate of return on plan assets, Nomura aims to minimize short-term volatility by managing the portfolio through diversifying risk. Based on this portfolio policy, the plan assets are invested diversely.
The plan assets of domestic plans target to invest 8% in equities (including private equity investments), 50% in debt securities, 28% in life insurance company general accounts, and 14% in other investments. Investment allocations are generally reviewed and revised at the time of the actual revaluation that takes place every five years or when there is a significant change in portfolio assumptions.
For details of the levels of inputs used to measure the fair value of plan assets, see Note 2 “
Fair value measurements.
”
The following tables present information about the fair value of plan assets of Japanese entities’ plans as of March 31, 2024 and 2025 within the fair value hierarchy.

	Millions of yen
	March 31, 2024
	Level 1	Level 2	Level 3	Balance as of March 31, 2024
Pension plan assets:
Private equity and pooled investments (1)	¥—	¥905	¥16,321	¥17,226
Japanese government securities	14,411	—	—	14,411
Investment trust funds and other (2)(3)	—	16,773	27,022	43,795
Life insurance company general accounts	—	74,529	—	74,529
Other assets	—	31,196	—	31,196

Total	¥14,411	¥123,403	¥43,343	¥181,157

	Millions of yen
	March 31, 2025
	Level 1	Level 2	Level 3	Balance as of March 31, 2025
Pension plan assets:
Private equity and pooled investments (1)	¥—	¥1,545	¥9,418	¥10,963
Japanese government securities	24,713	—	—	24,713
Investment trust funds and other (2)(3)	—	10,535	20,296	30,831
Life insurance company general accounts	—	75,067	—	75,067
Other assets	—	31,420	—	31,420

Total	¥24,713	¥118,567	¥29,714	¥172,994

(1)	Includes corporate type equity investments.
(2)	Includes primarily debt investment funds. Hedge funds and real estate funds are also included.
(3)
Certain
plan
assets that are
carried
at fair value using net asset value per share as a practical expedient have not been classified in the fair value hierarchy. As of March 31, 2024 and 2025, the fair value of these assets was
¥38,712 million and ¥35,529 million, respectively.

Within the fair value measurement of plan assets of
non-Japanese
entities’ plans as of March 31, 2024, ¥92 million, ¥3,388 million and ¥29,753 million were classified in Level 1, Level 2 and Level 3 of the fair value hierarchy, respectively. Within the fair value measurement of plan assets of non-Japanese
entities’ plans as of March 31, 2025, ¥133 million, ¥3,102 million and ¥24,121 million were classified in Level 1, Level 2 and Level 3 of the fair value hierarchy, respectively.
See Note 2 “
Fair value measurements
” for further information regarding how Nomura estimates fair value for specific types of financial instruments.
The following tables present information about plan assets of Japanese entities’ plans for which Nomura has utilized significant Level 3 valuation inputs to estimate fair value.

	Millions of yen
	Year ended March 31, 2024
	Balance as of April 1, 2023	Unrealized and realized gains / (loss)	Purchases / sales and other settlement	Balance as of March 31, 2024

Private equity and pooled investments	¥23,078	¥(316)	¥(6,441)	¥16,321
Investment trust funds and other	26,328	2,627	(1,933)	27,022

Total	¥49,406	¥2,311	¥(8,374)	¥43,343

	Millions of yen
	Year ended March 31, 2025
	Balance as of April 1, 2024	Unrealized and realized gains / (loss)	Purchases / sales and other settlement	Balance as of March 31, 2025
Private equity and pooled investments	¥16,321	¥(3,608)	¥(3,295)	¥9,418
Investment trust funds and other	27,022	(1,245)	(5,481)	20,296

Total	¥43,343	¥(4,853)	¥(8,776)	¥29,714

The fair value measurement of plan assets of
non-Japanese
entities’ plans classified as Level 3 mainly consists of annuities which amounted to ¥29,753 million and ¥24,121 million as of March 31, 2024 and 2025, respectively. The amount of unrealized gain (loss) of Level 3 assets amounted to ¥105 million and ¥(4,836) million for the years ended March 31, 2024 and 2025, respectively. The amounts of gains and losses other than above, purchases and sales, and transfers between Level 1 or Level 2 and Level 3 relating to these assets during the years ended March 31, 2024 and 2025 were not significant.
Cash Flows
Following the amendments of pension benefit plans in Japanese entities, certain contributory funded benefit pension plans were closed for additional funding and will be managed within the accumulated funds.
The following table presents the expected benefit payments of Japanese entities’ plans during the next five fiscal years and in aggregate for the five fiscal years thereafter.

Year ending March 31	Millions of yen
2026	¥17,386
2027	15,261
2028	15,778
2029	14,226
2030	12,818
2031-2035	56,877
Defined contribution pension plans—
In addition to defined benefit pension plans, the Company, NSC and other Japanese and non-Japanese
subsidiaries have defined contribution pension plans.
Nomura contributed ¥6,675 million, ¥6,656 million and ¥6,681 million to defined contribution pension plans for Japanese entities’ plans for the years ended March 31, 2023, 2024 and 2025, respectively.
The contributions to overseas defined contribution pension plans were ¥11,964 million, ¥15,026 million and ¥15,179 million for the years ended March 31, 2023, 2024 and 2025, respectively.
Health care benefits—
The Company and certain subsidiaries provide certain health care benefits to both active and retired employees through NSHIS. The Company and certain subsidiaries also sponsor certain health care benefits to retired employees (“Special Plan”) and who participate in the Special Plan on a pay-all
basis, i.e., by requiring a retiree contribution based on the estimated per capita cost of coverage. The Special Plan is a multi-employer post-retirement plan because it is jointly administered by NSHIS and the Japanese government, and the funded status of it is not computed separately. Therefore, although the Company and certain subsidiaries contribute some portion of the cost of retiree health care benefits not covered through retiree contributions, the Company and certain subsidiaries do not reserve for future costs. The health care benefit costs, which are equivalent to the required contribution, were ¥9,586 million, ¥9,453 million and ¥10,066 million for the years ended March 31, 2023, 2024 and 2025, respectively.